Business Acquisition (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2022	Mar. 31, 2024	Mar. 31, 2024	Jun. 30, 2023
Business Acquisition
Transaction costs			$ 1,000,000.0
Revenue				$ 16,112,000
Earnings				$ 1,881,000
Think 3 Fold
Business Acquisition
Percentage of stock acquired	100.00%
Transaction costs	$ 694,000
Revenue		$ 2,600,000	13,200,000
Earnings		$ 400,000	$ 1,500,000